Other payables and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of other payables and accrued expense
Other payables and accrued expenses consist of the following:

	December 31,
	2024	2025

Governmental authorities	$17,206	$21,470
Accrued expenses	8,684	10,631
Contingent consideration related to business combinations	—	822
Accrued retention bonuses related to business combinations	1,572	7,471
Fair value of future hedging transactions	29	—
Other	1,839	948
Total other payables and accrued expenses	$29,330	$41,342